UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22737

Tea Leaf Management Investment Trust

 (Exact name of registrant as specified in charter)

370 Lexington Avenue, Suite 201

New York, NY  10165

 (Address of principal executive offices)(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH  44114

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

Registrant's telephone number, including area code: (212) 871-5700

Date of fiscal year end: January 31st

Date of reporting period: April 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Tea Leaf Long/Short Deep Value Fund
	Schedule of Investments
	April 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 98.94%

Communication Equipment - 4.36%
65,000	Aviat Networks, Inc. *	$ 98,150
10,000	Alcatel-Lucent S.A. ADR *	39,000
		137,150
Computer Peripheral Equipment, NEC - 2.31%
5,400	Logitech International SA	72,630

Computer Storage Devices - 8.54%
65,000	Dot Hill Systems Corp. (a) *	268,450

Diversified Communication Services - 1.42%
4,500	Cbeyond Communications, Inc. (a) *	44,505

Electromedical & Electrotherapeutic Apparatus - 4.20%
12,800	Cutera, Inc. (a) *	131,968

Fabricated Plate Work (Boiler Shops) - 3.22%
14,000	McDermott International, Inc. *	101,220

Heavy Construction - 2.27%
4,100	Layne Christensen Co. *	71,422

Heavy Construction Other Than Building Construction-Contractors - 4.40%
3,700	Granite Construction, Inc. (a)	138,306

Hotels & Motels - 3.24%
17,100	Century Casinos, Inc. (a) *	101,745

Industrial Inorganic Chemicals - 6.10%
9,100	Hydrogenics Corp. (a) *	191,828

Information Technology Services - 1.13%
1,800	Sykes Enterprises, Inc. (a) *	35,622

Instruments For Meas & Testing of Electricity & Elec Signals - 7.35%
14,800	EXFO, Inc. *	67,192
17,000	LTX-Credence Corp. (a) *	163,710
		230,902
Internet Software & Services - 1.14%
2,000	Vocus, Inc. (a) *	35,960

Medical Appliances & Equipment - 3.52%
7,000	Invacare Corp. (a)	110,600

Miscellaneous Electrical, Machinery, Equipment & Supplies - 1.21%
4,500	Electro Scientific Industries, Inc.	38,160

Motor Vehicle Parts & Accessories - 3.09%
10,000	Commercial Vehicle Group, Inc. (a) *	97,100

Nonferrous Foundries (Castings) - 1.46%
3,400	Braodwind Energy, Inc. *	45,866

Oil & Gas Field Exploration Services - 2.94%
21,000	ION Geophysical Corp. *	92,400

Railroad Equipment - 2.51%
3,000	FreightCar America, Inc. (a)	78,780

Retail-Catalog & Mail-Order Houses - 1.81%
3,800	Nutrisystem, Inc.	57,000

Retail-Family Clothing Stores - 4.90%
1,800	Abercrombie & Fitch Co.	66,168
7,600	American Eagle Outfitters, Inc. (a)	87,856
		154,024
Retail-Retail Stores, NEC - 2.02%
6,900	Turtle Beach Corp. *	63,549

Retail-Women's Clothing Stores - 1.99%
23,500	Cache, Inc. *	62,510

Semiconductor-Integrated Circuits - 2.96%
8,600	Exar Corp. (a) *	93,052

Semiconductor-Specialized - 2.91%
24,300	Sigma Designs, Inc. (a) *	91,611

Semiconductors & Related Devices - 3.66%
20,000	FormFactor, Inc. (a) *	115,000

Services-Educational Services - 8.35%
18,000	Career Education Corp. *	129,960
5,600	K12, Inc. (a) *	132,608
		262,568
Services-Prepackaged Software - 2.32%
32,000	Unwired Planet, Inc. *	72,960

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.82%
2,200	United States Steel Corp.	57,244

Women's, Misses' & Juniors Outerwear - 1.77%
11,000	Bebe Stores, Inc.	55,550

TOTAL FOR COMMON STOCKS (Cost $2,758,962) - 98.94%		3,109,682

PUT OPTIONS - 2.20% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	iShares Russell 2000 Index
6,000	May 2014 Put @ $115.00	21,720

	iShares Russell 2000 Index
19,000	June 2014 Put @ $110.00	47,500

TOTAL FOR PUT OPTIONS (Premiums Paid $50,412) - 2.20%		69,220

SHORT TERM INVESTMENTS - 7.21%
226,502	Fidelity Governmental Fund 57 0.01% **	226,502

TOTAL SHORT TERM INVESTMENTS (Cost $226,502) - 7.21%		226,502

TOTAL INVESTMENTS (Cost $3,035,876) - 108.35%		3,405,404

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.35%)		(262,557)

NET ASSETS - 100.00%		$ 3,142,847

(a) All or portion of this security is held as collateral for securities sold short.
ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at April 30, 2014.

NOTES TO FINANCIAL STATEMENTS
Tea Leaf Long/Short Deep Value Fund
1. SECURITY TRANSACTIONS

At April 30, 2014, the net unrealized appreciation on investments, based on total cost for federal income tax purposes of $3,035,876, amounted to $378,884, which consisted of aggregate gross unrealized appreciation of $527,998 and aggregate gross unrealized depreciation of $149,114.

2. SECURITY VALUATIONS

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

ORGANIZATIONAL AND OFFERING COSTS: All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2014 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,109,682	$0	$0	$3,109,682
Options	$69,220	$0	$0	$69,220
Cash Equivalents	$226,502	$0	$0	$226,502
Total	$3,405,404	$0	$0	$3,405,404

	Tealeaf Long/Short Deep Value Fund
	Schedule of Securities Sold Short
	April 30, 2014 (Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS *
2,700	iShares Russell 2000 Index	302,346
2,300	iShares Russell 2000 Growth	296,907
3,000	iShares Micro-Cap ETF	218,010
700	PowerShares QQQ	61,173

TOTAL EXCHANGE TRADED FUNDS (Proceeds $887,792)		$ 878,436

TOTAL SECURITIES SOLD SHORT (Proceeds $887,792)		$ 878,436

* Represents non-income producing security during the period.

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$878,436	$0	$0	$878,436
Total	$878,436	$0	$0	$878,436

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tea Leaf Management Investment Trust

By /s/Adam M. Hutt

     Adam M. Hutt

     President and Principal Executive Officer

Date: June 13, 2014

By /s/David Hanover

     David Hanover

     Treasurer and Principal Financial Officer

Date: June 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Adam M. Hutt

     Adam M. Hutt

     President and Principal Executive Officer

Date: June 13, 2014

By /s/David Hanover

     David Hanover

     Treasurer and Principal Financial Officer

Date: June 13, 2014